Parent Company Financial Data - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and demand deposits with bank subsidiaries	$ 6,807	$ 7,947
Interest-earning deposits with bank subsidiaries	43,984	64,447
Investments in:
Other assets	8,969	10,366
Total assets	518,464	517,320
Liabilities and shareholders' equity
Short term debt	4,685	5,509
Other liabilities	4,783	4,491
Total liabilities	475,641	475,095
Shareholders' equity	31,693	29,967
Total liabilities and shareholders' equity	518,464	517,320
Consolidated [Member]
Assets
Cash and demand deposits with bank subsidiaries	297	1,858
Interest-earning deposits with bank subsidiaries	3,674	3,998
Investments in:
Bank subsidiaries	40,931	39,176
Nonbank subsidiaries	594	618
Other assets	1,115	1,229
Total assets	46,611	46,879
Liabilities and shareholders' equity
Master notes	3,674	3,998
Short term debt	1,000
Junior subordinated debentures	9,534	11,127
Other liabilities	149	71
Total liabilities	14,357	15,196
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)	561	1,716
Shareholders' equity	31,693	29,967
Total liabilities and shareholders' equity	$ 46,611	$ 46,879